CREDIT FACILITIES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term bank loans		$ 860,915	$ 4,623,540
Industrial Bank [Member]
Short-term Debt [Line Items]
Bank Name		Industrial Bank
Maturities	[1]	October 2014
Interest rate		7.50%
Collateral/ Guarantee		Guarantee by 26 property rights
Short-term bank loans		$ 860,915
IndustrialBank1Member
Short-term Debt [Line Items]
Bank Name		Industrial Bank
Maturities		December 2020
Interest rate		5.88%
Collateral/ Guarantee		Guarantee by Xiaodong Chen and Juanjuan Cai
Short-term bank loans			766,295
IndustrialBank2Member
Short-term Debt [Line Items]
Bank Name		Industrial Bank
Maturities		December 2020
Interest rate		5.88%
Collateral/ Guarantee		Guarantee by PICC Property and Casualty Company Limited Xiamen Branch, Xiaodong Chen and Juanjuan Cai
Short-term bank loans			459,777
IndustrialBank3Member
Short-term Debt [Line Items]
Bank Name		Industrial Bank
Maturities		December 2020
Interest rate		5.88%
Collateral/ Guarantee		Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen and Juanjuan Cai
Short-term bank loans			398,474
China Rich Finance Limited [Member]
Short-term Debt [Line Items]
Bank Name		China Rich Finance Limited
Maturities		May 2021
Collateral/ Guarantee		Guarantee by Fujian Blue Hat Interactive Entertainment Technology Ltd., Pingxiang Blue Hat Technology Co. Ltd. and Xiaodong Chen
Short-term bank loans			$ 2,998,994
Interest rate		23% per annum for first monthly instalment; 12% per annum for 2-6 monthly instalment

[1]	The loan with Industrial bank was overdue, the case is under litigation, and the court has ordered the Company to repay the loan. Industrial bank has the right to receive the proceeds from the auction of the 26 properties.